Shares - Antidilutive securities (Details) - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) available to common shareholders	CAD 5,264	CAD (445)
Weighted average number of common shares (in shares)	26,697,066	29,965,899
Weighted average of effects:
Dilutive effect of treasury shares (in shares)	2,622,957	0
Dilutive effect of stock options (in shares)	285,703	0
Weighted average number of diluted common shares (in shares)	29,605,726	29,965,899
Basic net income (loss) per share (in CAD per share)	CAD 0.20	CAD (0.01)
Diluted net income (loss) per share (in CAD per share)	CAD 0.18	CAD (0.01)
Stock options
Weighted average of effects:
Anti-dilutive awards not considered in computing diluted earnings per share (in shares)	469,819	1,176,080
Treasury shares
Weighted average of effects:
Anti-dilutive awards not considered in computing diluted earnings per share (in shares)	0	2,213,247
Convertible debentures
Weighted average of effects:
Anti-dilutive awards not considered in computing diluted earnings per share (in shares)	2,949,309